INTANGIBLE ASSETS - Intangible Assets Reconciliation (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	$ 3,871.0	$ 3,271.9
Business combinations (Note 2 and 6)		475.4
Amortization	(157.6)	(132.5)
Impairment	(31.9)	(2.1)
Transfers and others	(5.6)	(5.2)
Foreign currency exchange differences	(63.0)	169.2
Intangible assets, end	3,692.2	3,871.0
Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	5,506.2
Intangible assets, end	5,457.2	5,506.2
Accumulated amortization and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	(1,635.2)
Intangible assets, end	(1,765.0)	(1,635.2)
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	2,439.7	1,971.3
Business combinations (Note 2 and 6)		350.2
Impairment	0.0	0.0
Transfers and others	0.0	0.0
Foreign currency exchange differences	(39.9)	118.2
Intangible assets, end	2,399.8	2,439.7
Goodwill | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	3,040.3
Intangible assets, end	2,983.5	3,040.3
Goodwill | Accumulated amortization and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	(600.6)
Intangible assets, end	(583.7)	(600.6)
Capitalized development costs
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	320.3	287.2
Business combinations (Note 2 and 6)		0.7
Amortization	(49.7)	(35.8)
Impairment	(31.4)	(2.1)
Transfers and others	(8.3)	(0.5)
Foreign currency exchange differences	(2.5)	3.8
Intangible assets, end	290.7	320.3
Capitalized development costs | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	599.1
Intangible assets, end	618.2	599.1
Capitalized development costs | Accumulated amortization and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	(278.8)
Intangible assets, end	(327.5)	(278.8)
Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	617.7	505.2
Business combinations (Note 2 and 6)		124.5
Amortization	(49.9)	(44.5)
Impairment	0.0	0.0
Transfers and others	0.0	0.0
Foreign currency exchange differences	(13.4)	32.5
Intangible assets, end	554.4	617.7
Customer relationships | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	955.6
Intangible assets, end	940.8	955.6
Customer relationships | Accumulated amortization and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	(337.9)
Intangible assets, end	(386.4)	(337.9)
Licenses
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	235.4	246.3
Business combinations (Note 2 and 6)		0.0
Amortization	(17.3)	(17.2)
Impairment	0.0	0.0
Transfers and others	0.0	0.0
Foreign currency exchange differences	(2.7)	5.1
Intangible assets, end	216.4	235.4
Licenses | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	337.4
Intangible assets, end	334.7	337.4
Licenses | Accumulated amortization and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	(102.0)
Intangible assets, end	(118.3)	(102.0)
Technology, software and ERP
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	243.5	253.4
Business combinations (Note 2 and 6)		0.0
Amortization	(38.5)	(33.8)
Impairment	(0.5)	0.0
Transfers and others	2.3	(4.8)
Foreign currency exchange differences	(4.7)	9.1
Intangible assets, end	212.5	243.5
Technology, software and ERP | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	528.6
Intangible assets, end	527.5	528.6
Technology, software and ERP | Accumulated amortization and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	(285.1)
Intangible assets, end	(315.0)	(285.1)
Other intangible assets
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	14.4	8.5
Business combinations (Note 2 and 6)		0.0
Amortization	(2.2)	(1.2)
Impairment	0.0	0.0
Transfers and others	0.4	0.1
Foreign currency exchange differences	0.2	0.5
Intangible assets, end	18.4	14.4
Other intangible assets | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	45.2
Intangible assets, end	52.5	45.2
Other intangible assets | Accumulated amortization and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	(30.8)
Intangible assets, end	(34.1)	(30.8)
Additions – internal development
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	72.7	86.6
Additions – internal development | Capitalized development costs
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	62.3	67.0
Additions – internal development | Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	0.0	0.0
Additions – internal development | Licenses
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	0.0	0.0
Additions – internal development | Technology, software and ERP
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	10.4	19.6
Additions – internal development | Other intangible assets
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	0.0	0.0
Additions – acquired separately
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	1.0	1.3
Additions – acquired separately | Capitalized development costs
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	0.0	0.0
Additions – acquired separately | Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	0.0	0.0
Additions – acquired separately | Licenses
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	1.0	1.2
Additions – acquired separately | Technology, software and ERP
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	0.0	0.0
Additions – acquired separately | Other intangible assets
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	0.0	0.1
Additions – non cash
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	5.6	6.4
Additions – non cash | Capitalized development costs
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	0.0	0.0
Additions – non cash | Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	0.0	0.0
Additions – non cash | Licenses
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	0.0	0.0
Additions – non cash | Technology, software and ERP
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	0.0	0.0
Additions – non cash | Other intangible assets
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	$ 5.6	$ 6.4